LEASES - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
As of beginning	$ (2,237)	$ (2,888)
Additions		(463)
Accretion of interest recognized during the year	(83)	(133)
Payments	1,103	1,070
Exchange realignment	26	177
As of ending	(1,191)	(2,237)
Analyzed into:
Current portion	722	1,001
Non-current portion	469	1,236
Total	$ 1,191	$ 2,237